Accounts Receivable - Schedule of Accounts Receivable and Allowance (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable	$ 125,105
Less: allowance for doubtful accounts
Accounts receivable, net	$ 125,105